Other income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income
Schedule of other income
	Year Ended December 31,
	2021	2022	2023	2023
	S$’000	S$’000	S$’000	US$’000

Government grants	417	233	41	31
Others	23	56	48	36
	440	289	89	67